Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of basic and diluted net loss per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders (in Dollars)	$ (30,637)	$ (31,669)
Denominator:
Weighted average common shares outstanding	12,363,677	2,697,181
Less: Weighted-average unvested restricted shares	(685,129)	(967,363)
Less: Weighted-average shares subject to earnout	(284,795)
Weighted average shares used to compute basic and diluted net loss per share	11,393,753	1,729,818
Net loss per share attributable to common stockholders – basic and diluted (in Dollars per share)	$ (2.69)	$ (18.31)